CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Current Assets
Cash	$ 51,134		$ 59,261		$ 134,855
Accounts receivable	1,724		1,793		5,563
Inventory, net	1,810		11,575		4,133
Prepaid expenses	26,529		5,036
Related party deposit	677,642		450,000
Total current assets	758,839		527,665		154,551
Property, plant and equipment, net	175,567		99,424
Financial lease assets - related party	25,678		26,815		31,178
Operating right-of-use assets	179,906		188,770
Security deposit	5,162		5,162		5,162
Total assets	1,145,152		847,836		190,891
Current Liabilities:
Accounts payable	527,149		475,429		522,418
Accrued wages	1,083,378		1,026,073		321,530
Accrued expenses	33,232		31,764		29,416
Accrued interest	228,778		245,656		148,233
Convertible notes payable in default	124,990		47,990		203,167
Convertible notes payable, net of discount	349,615		545,887		29,771
Current financing lease liabilities - related party	4,746		4,666		3,988
Current operating lease liabilities	36,987		36,369
Derivative liabilities	2,330,094		1,598,253		7,996,994
Loans payable	87,420		87,420		87,420
Related party liabilities	316,334		264,944		245,323
Total Current liabilities	5,122,723		4,364,451		9,588,260
Non-current financing lease liabilities - related party	20,932		22,149		27,190
Non-current operating lease liabilities	142,919		152,401
Non-current related party note payable	90,355
Total liabilities	5,376,929		4,539,001		9,615,450
Convertible preferred stock payable	599,829		5,000,000		754,249
Stockholders’ deficit:
Series B preferred stock: 5,000 shares authorized, par value $0.0001; 1,500 shares issued and outstanding at December 31, 2021; 500 shares issued and outstanding at December 31, 2020
Common stock: 2,000,000,000 shares authorized, par value $0.0001; 220,877,962 shares issued and outstanding at December 31, 2021; 32,644,913 shares issued and outstanding at December 31, 2020	63,110	[1]	22,088	[1],[2]	3,264	[2]
Additional paid in capital	6,674,721		5,528,281		(6,062,064)
Accumulated deficit	(24,725,937)		(22,496,835)		(15,637,843)
Total stockholders’ deficit	(17,988,106)		(16,946,466)		(21,696,643)
Total liabilities and stockholders’ deficit	1,145,152		847,836		190,891
Other current asset					10,000
Series A Preferred Stock [Member]
Current Liabilities:
Series C convertible preferred stock, 0 shares authorized, par value $0.0001; 0 shares issued and outstanding at December 31, 2021; 35,583 shares issued and outstanding at December 31, 2020	$ 13,156,500	[1]	8,255,301	[1],[2]	11,162,005	[2]
Series C Preferred Stock [Member]
Current Liabilities:
Series C convertible preferred stock, 0 shares authorized, par value $0.0001; 0 shares issued and outstanding at December 31, 2021; 35,583 shares issued and outstanding at December 31, 2020					$ 355,830

[1]	Preferred and common share amounts and per share amounts in the financial statements reflect the one-for-one hundred and fifty reverse stock split that was made effective on June 11, 2021.
[2]	Preferred and common share amounts and per share amounts in the financial statements reflect the one-for-one hundred and fifty reverse stock split that was made effective on June 11, 2021.